Commitments and Contingencies (Narrative) (Details)					12 Months Ended
	Jan. 15, 2017 USD ($)	Dec. 23, 2016	Jul. 28, 2016 USD ($)	Apr. 29, 2016	Dec. 31, 2016 USD ($) Hospital	Dec. 31, 2015 USD ($)	Dec. 31, 2014 Hospital
Other Commitments [Line Items]
Property and equipment, at cost					$ 1,519,975,000	$ 1,603,653,000
Community Health Systems, Inc [Member]
Other Commitments [Line Items]
Number of Hospitals | Hospital							4
Terms of transitional service agreements				5 years
McKenzie – Williamette Medical Center Project [Member] | Asset Under Construction [Member] | Construction and Capital Commitments [Member]
Other Commitments [Line Items]
Property and equipment, at cost					48,900,000
Construction costs incurred during the period					38,500,000
Increased in estimated costs due to expansion of project, including emergency room and operating rooms					105,000,000
Total estimated costs of project, including equipment costs					$ 88,000,000
Expected project to be completed period					Late 2017 or early 2018
Helena Regional Medical Center Master Lease [Member] | Construction and Capital Commitments [Member]
Other Commitments [Line Items]
Estimated capital expenditure of remaining lease term					$ 1,000,000
Lease Expiration Date					Jan. 01, 2025
Other Renovation Projects [Member] | Construction and Capital Commitments [Member]
Other Commitments [Line Items]
Expected project to be completed period					2017
Number of Hospitals | Hospital					3
Total estimated cost of projects					$ 11,000,000
Physician Recruiting Commitments, Income Guarantee [Member]
Other Commitments [Line Items]
Maximum potential amount of future payments in excess of liabilities recorded					$ 2,100,000
Guarantee period					1 year
Commitment periods over which physician agrees to practice in designated community					3 years
Physician guarantee contract liabilities					$ 1,600,000	$ 2,700,000
Professional and General Liability Insurance [Member]
Other Commitments [Line Items]
Self-insured retention level					$ 5,000,000
Professional and General Liability Insurance [Member] | All Other Self-insurance Reserves [Member]
Other Commitments [Line Items]
Discounted weighted-average risk-free rate					2.00%
Estimated discounted claims liability					$ 14,700,000
Estimated undiscounted claims liability					$ 16,400,000
Professional and General Liability Insurance [Member] | Insurance Reserves Indemnified By CHS, Inc. [Member]
Other Commitments [Line Items]
Discounted weighted-average risk-free rate					1.50%	0.80%
Estimated undiscounted claims liability					$ 86,600,000	$ 102,000,000
Worker's Compensation Liability [Member]
Other Commitments [Line Items]
Self-insured retention level					$ 500,000
Worker's Compensation Liability [Member] | All Other Self-insurance Reserves [Member]
Other Commitments [Line Items]
Discounted weighted-average risk-free rate					2.00%
Estimated discounted claims liability					$ 3,200,000
Estimated undiscounted claims liability					3,500,000
Quorum Health Resources [Member] | Professional and General Liability Insurance [Member]
Other Commitments [Line Items]
Self-insured retention level					6,000,000
Quorum Health Resources [Member] | Hancock Medical Center [Member]
Other Commitments [Line Items]
Litigation award payable			$ 9,400,000
Liability related to litigation					12,600,000
Insurance receivable to litigation					8,900,000
Quorum Health Resources [Member] | United Tort Claimants and Douthitt-Dugger, et al. [Member]
Other Commitments [Line Items]
Plaintiffs' claims liability not covered by insurance					$ 5,100,000
Percentage of fault of company for plaintiffs' injuries		16.50%
Lawsuit filing date					June 11, 2010
Quorum Health Resources [Member] | Subsequent Event [Member] | Hancock Medical Center [Member]
Other Commitments [Line Items]
Litigation award payable	$ 12,600,000
Estimated liability of company	$ 5,000,000